Employee Benefit Obligations - Summary of Main Categories of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Equity instruments (variable income)	$ 233,854	$ 64,686
Fixed-income assets	2,418,502	581,306
Real estate investments	145,879	76,748
Other	121,266	28,929
Total	$ 2,919,501	$ 751,669	$ 574,815
Equity instruments (variable income)	8.01%	8.61%
Fixed-income assets	82.84%	77.34%
Real estate investments	5.00%	10.21%
Other	4.15%	3.85%
Total	100.00%	100.00%